FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED MAY 9, 2018 TO

PROSPECTUS DATED JULY 31, 2017, AS SUPPLEMENTED

1.	Effective May 9, 2018, Timothy P. Blair, is no longer the manager primarily responsible for the day-to-day management of the Short-Intermediate Tax-Exempt Fund. All references to Mr. Blair in the Prospectus are hereby deleted.

2.	The paragraph under the section entitled “FUND SUMMARIES – Short-Intermediate Tax-Exempt Fund – Management” on page 77 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Short-Intermediate Tax-Exempt Fund. Scott Colby of Northern Trust Investments, Inc., has been a manager of the Fund since May 2018. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND MANAGEMENT” for the Short-Intermediate Tax-Exempt Fund on page 88 of the Prospectus is replaced with the following:

The manager for the Short-Intermediate Tax-Exempt Fund is Scott Colby of NTI. Mr. Colby has been manager of the Fund since May 2018. Mr. Colby joined NTI in 2005 and is a portfolio manager in the tax-exempt fixed income group.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FI SPT (05/18)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED MAY 9, 2018 TO

SAI DATED JULY 31, 2017, AS SUPPLEMENTED

1.	Effective May 9, 2018, Timothy P. Blair, is no longer the manager primarily responsible for the day-to-day management of the Short-Intermediate Tax-Exempt Fund. All references to Mr. Blair in the SAI are hereby deleted.

2.	The information for the Short-Intermediate Tax-Exempt Fund in the table under the section entitled “PORTFOLIO MANAGERS” on page 107 of the SAI is replaced with the following:

Portfolio Manager(s)
Short-Intermediate Tax-Exempt Fund	Scott Colby

3.	The following information for Scott Colby is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 107:

The table below discloses accounts within each type of category listed below for which Scott Colby* was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

* Mr. Colby became a Portfolio Manager of the Short-Intermediate Tax-Exempt Fund effective May 9, 2018.

4.	The following information, as of March 31, 2018, is added to the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 116 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by PortfolioManager Because of Direct orIndirectPecuniary Interest
Scott Colby*	Short-Intermediate Tax-Exempt Fund	None

* Mr. Colby became a Portfolio Manager of the Short-Intermediate Tax-Exempt Fund effective May 9, 2018.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FI SPT (05/18)